Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Dynamic 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2060 Master Portfolio of Master Investment Portfolio	$2,619,539

Total Investments (Cost — $2,378,335) — 100.3%	2,619,539

Liabilities in Excess of Other Assets — (0.3)%	(7,763)

Net Assets — 100.0%	$2,611,776

BlackRock LifePath Dynamic 2060 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2060 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $2,619,539 and 99.5%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 97.1%

Equity Funds — 95.4%
Active Stock Master Portfolio	$1,346,571	$1,346,571
BlackRock Advantage Emerging Markets Fund — Class K(a)	26,857	268,573
International Tilts Master Portfolio	481,365	481,365
iShares Developed Real Estate Index Fund — Class K	11,223	126,590
iShares Edge MSCI Multifactor International ETF	1,039	26,495
iShares Edge MSCI Multifactor USA ETF	825	26,334
iShares MSCI Canada ETF	2,571	74,302
iShares MSCI EAFE Small-Cap ETF	1,878	107,478
iShares Russell 2000 ETF	347	52,515

		2,510,223

Security	Shares/ Investment Value	Value

Fixed Income Funds — 1.1%
CoreAlpha Bond Master Portfolio	$27,013	$27,013
iShares TIPS Bond ETF	20	2,326

		29,339

Short-Term Securities — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(b)(c)	14,842	14,842

Total Affiliated Investment Companies — 97.1% (Cost — $2,310,920)		2,554,404

Other Assets Less Liabilities — 2.9%		77,119

Net Assets — 100.0%		$2,631,523

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$953,734	$392,837	$—	$1,346,571	$1,346,571	$16,572		$79,332	$201,147
BlackRock Advantage Emerging Markets Fund — Class K	18,738	8,913	(794)	26,857	268,573	—		(1,222)	8,561
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	21,770	—	(6,928)	14,842	14,842	998	(c)	—	—
CoreAlpha Bond Master Portfolio(b)	$24,059	$2,954	$—	$27,013	27,013	588		736	3,681
International Tilts Master Portfolio(b)	$362,496	$118,869	$—	$481,365	481,365	11,230		1,463	39,617
iShares U.S Real Estate ETF(d)	—	750	(750)	—	—	—		(67)	—
iShares Developed Real Estate Index Fund — Class K	—	16,809	(5,586)	11,223	126,590	1		(56)	604
iShares Edge MSCI Multifactor International ETF	2,725	—	(1,686)	1,039	26,495	1,431		(2,431)	6,951
iShares Edge MSCI Multifactor USA ETF	3,935	—	(3,110)	825	26,334	1,314		7,495	7,114
iShares International Developed Real Estate ETF(d)	—	1,580	(1,580)	—	—	326		(412)	—

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2060 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Canada ETF	1,571	1,212	(212)	2,571	$74,302	$344	$(829)	$7,341
iShares MSCI EAFE Small-Cap ETF	1,115	822	(59)	1,878	107,478	1,278	(799)	7,179
iShares Russell 2000 ETF	266	185	(104)	347	52,515	489	(806)	4,726
iShares TIPS Bond ETF	—	20	—	20	2,326	—	—	—

					$2,554,404	$34,571	$82,404	$286,921

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Lifepath Dynamic Master Portfolio.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	1	12/20/19	$95	$(165)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,024	Standard Chartered Bank	10/15/19	$2
CAD	1,000	USD	749	Deutsche Bank AG	10/15/19	6
CAD	850	USD	641	JPMorgan Chase Bank N.A.	10/15/19	1
CAD	3,000	USD	2,259	Standard Chartered Bank	10/15/19	6
HKD	48,000	USD	6,125	JPMorgan Chase Bank N.A.	10/15/19	1
ILS	1,000	USD	283	JPMorgan Chase Bank N.A.	10/15/19	5
JPY	131,000	USD	1,213	Bank of America N.A.	10/15/19	—
JPY	4,000	USD	37	Nomura International PLC	10/15/19	—
SEK	1,000	USD	102	JPMorgan Chase Bank N.A.	10/15/19	—
SEK	1,000	USD	102	Royal Bank of Canada	10/15/19	—
USD	2,034	AUD	3,000	BNP Paribas S.A.	10/15/19	8
USD	3,399	AUD	5,000	JPMorgan Chase Bank N.A.	10/15/19	22
USD	1,418	AUD	2,100	Standard Chartered Bank	10/15/19	—
USD	757	CAD	1,000	Standard Chartered Bank	10/15/19	2
USD	1,008	CHF	1,000	Bank of America N.A.	10/15/19	5
USD	1,014	CHF	1,000	JPMorgan Chase Bank N.A.	10/15/19	11
USD	1,108	EUR	1,000	Deutsche Bank AG	10/15/19	17
USD	1,124	EUR	1,000	Deutsche Bank AG	10/15/19	33
USD	8,811	EUR	8,000	Deutsche Bank AG	10/15/19	83
USD	1,076	EUR	950	Goldman Sachs International	10/15/19	40
USD	1,110	EUR	1,000	Goldman Sachs International	10/15/19	19
USD	2,258	EUR	2,000	Nomura International PLC	10/15/19	76
USD	4,995	GBP	4,000	Citibank N.A.	10/15/19	74
USD	1,249	GBP	1,000	Deutsche Bank AG	10/15/19	19
USD	255	HKD	2,000	Citibank N.A.	10/15/19	—
USD	255	HKD	2,000	Goldman Sachs International	10/15/19	—
USD	382	HKD	3,000	Morgan Stanley & Co. International PLC	10/15/19	—
USD	766	HKD	6,000	Standard Chartered Bank	10/15/19	—
USD	3,936	JPY	424,000	Bank of America N.A.	10/15/19	12
USD	302	JPY	32,000	Deutsche Bank AG	10/15/19	6
USD	3,267	JPY	353,000	Goldman Sachs International	10/15/19	—
USD	12,106	JPY	1,298,000	JPMorgan Chase Bank N.A.	10/15/19	91
USD	114	NOK	1,000	BNP Paribas S.A.	10/15/19	4
USD	116	NOK	1,000	Citibank N.A.	10/15/19	6
USD	222	NOK	2,000	Deutsche Bank AG	10/15/19	2
USD	1,735	NOK	14,800	JPMorgan Chase Bank N.A.	10/15/19	107
USD	113	NOK	1,000	Morgan Stanley & Co. International PLC	10/15/19	3
USD	315	NZD	500	Bank of America N.A.	10/15/19	2
USD	104	SEK	1,000	BNP Paribas S.A.	10/15/19	2
USD	811	SEK	7,900	Citibank N.A.	10/15/19	8
USD	104	SEK	1,000	Deutsche Bank AG	10/15/19	2
USD	104	SEK	1,000	Deutsche Bank AG	10/15/19	3
USD	1,756	SEK	17,000	Morgan Stanley & Co. International PLC	10/15/19	27
USD	854	SGD	1,180	Bank of America N.A.	10/15/19	—
USD	2,905	SGD	4,000	Goldman Sachs International	10/15/19	11

						716

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,100	USD	1,471	Bank of America N.A.	10/15/19	$(53)
AUD	3,000	USD	2,032	JPMorgan Chase Bank N.A.	10/15/19	(6)
AUD	1,000	USD	697	Nomura International PLC	10/15/19	(22)
AUD	1,000	USD	684	Standard Chartered Bank	10/15/19	(9)
CAD	150	USD	115	Bank of America N.A.	10/15/19	(2)
CHF	2,000	USD	2,044	Bank of America N.A.	10/15/19	(38)
EUR	8,000	USD	8,788	BNP Paribas S.A.	10/15/19	(60)
EUR	1,000	USD	1,120	Bank of America N.A.	10/15/19	(29)
EUR	1,000	USD	1,120	Citibank N.A.	10/15/19	(29)
EUR	950	USD	1,039	Deutsche Bank AG	10/15/19	(3)
EUR	1,000	USD	1,108	Goldman Sachs International	10/15/19	(17)
EUR	1,000	USD	1,126	JPMorgan Chase Bank N.A.	10/15/19	(35)
EUR	1,000	USD	1,115	Nomura International PLC	10/15/19	(24)
GBP	500	USD	617	BNP Paribas S.A.	10/15/19	(2)
GBP	1,000	USD	1,250	BNP Paribas S.A.	10/15/19	(19)
GBP	1,500	USD	1,889	Bank of America N.A.	10/15/19	(44)
GBP	3,000	USD	3,713	Deutsche Bank AG	10/15/19	(23)
HKD	6,000	USD	768	Deutsche Bank AG	10/15/19	(2)
HKD	4,000	USD	511	JPMorgan Chase Bank N.A.	10/15/19	(1)
JPY	550,000	USD	5,119	Bank of America N.A.	10/15/19	(28)
JPY	983,000	USD	9,146	Bank of America N.A.	10/15/19	(47)
JPY	8,000	USD	76	Goldman Sachs International	10/15/19	(2)
JPY	89,000	USD	829	Goldman Sachs International	10/15/19	(5)
JPY	124,000	USD	1,170	JPMorgan Chase Bank N.A.	10/15/19	(22)
JPY	87,000	USD	811	Standard Chartered Bank	10/15/19	(5)
JPY	131,000	USD	1,237	Standard Chartered Bank	10/15/19	(24)
NOK	8,800	USD	970	Bank of America N.A.	10/15/19	(2)
NOK	11,000	USD	1,216	JPMorgan Chase Bank N.A.	10/15/19	(7)
NZD	500	USD	334	Standard Chartered Bank	10/15/19	(21)
SEK	1,000	USD	107	BNP Paribas S.A.	10/15/19	(5)
SEK	11,900	USD	1,276	Bank of America N.A.	10/15/19	(66)
SEK	2,000	USD	210	Citibank N.A.	10/15/19	(6)
SEK	2,000	USD	214	Citibank N.A.	10/15/19	(10)
SEK	9,000	USD	926	Goldman Sachs International	10/15/19	(11)
SGD	1,000	USD	725	Citibank N.A.	10/15/19	(2)
SGD	1,000	USD	730	Citibank N.A.	10/15/19	(6)
SGD	1,000	USD	726	Goldman Sachs International	10/15/19	(3)
SGD	2,180	USD	1,605	Standard Chartered Bank	10/15/19	(27)
USD	3,017	CAD	4,000	JPMorgan Chase Bank N.A.	10/15/19	(3)
USD	1,215	GBP	1,000	Bank of America N.A.	10/15/19	(15)
USD	5,741	HKD	45,000	Deutsche Bank AG	10/15/19	(2)
USD	287	ILS	1,000	Bank of America N.A.	10/15/19	(1)
CAD	14,166	USD	10,747	Bank of America N.A.	12/18/19	(41)
CAD	15,638	USD	11,822	Bank of America N.A.	12/18/19	(3)
EUR	46,500	USD	51,402	Deutsche Bank AG	12/18/19	(418)
EUR	75,497	USD	84,053	Deutsche Bank AG	12/18/19	(1,275)
EUR	5,213	USD	5,802	Standard Chartered Bank	12/18/19	(86)

						(2,561)

	Net unrealized depreciation					$(1,845)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$684,613	$—	$—	$684,613
Short-Term Securities	14,842	—	—	14,842

Subtotal	$699,455	$—	$—	$699,455

Investments Valued at Net Asset Value (“NAV”)(a)				1,854,949

Total Investments				2,554,404

Derivative Financial Instruments (b)
Assets:
Forward foreign currency contracts	$—	$716	$—	$716
Liabilities:
Equity contracts	(165)	—	—	(165)
Forward foreign currency contracts	—	(2,561)	—	(2,561)

	$(165)	$(1,845)	$—	$(2,010)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.